Income Taxes (Detail 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	35.00%	35.00%	35.00%
State income taxes--net of federal benefit	1.20%	1.00%	0.80%
International income taxes--net	(7.10%)	(5.30%)	(4.10%)
U.S. research and development credit	(0.20%)	(0.30%)	(0.50%)
Reserves for tax contingencies	(0.50%)	0.80%	0.80%
Restructuring actions			0.40%
Medicare Modernization Act	1.00%	(0.20%)	(0.20%)
Domestic Manufacturer's deduction	(1.40%)	(0.50%)	(0.80%)
All other--net	(0.30%)	(0.50%)	(0.30%)
Effective worldwide tax rate	27.70%	30.00%	31.10%
Reduction in deferred tax asset, elimination of subsidy	$ 84
EPS impact of deferred tax asset reduction (in dollars per diluted share)	$ 0.12
Federal, State and Foreign Tax
Gross UTB Balance at January 1	618	557	680
Additions based on tax positions related to the current year	128	121	126
Additions for tax positions of prior years	142	164	98
Reductions for tax positions of prior years	(161)	(177)	(180)
Settlements	(51)		(101)
Reductions due to lapse of applicable statute of limitations	(54)	(47)	(66)
Gross UTB Balance at December 31	622	618	557
Net UTB impacting the effective tax rate at December 31	394	425	334
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis	(9)	6	8
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	52	53
Deferred tax assets valuation allowance	128	23
Federal
Operating Loss Carryforwards
Operating loss carryforwards	15
Operating loss carryforwards expiration dates high end of range (in years)	20
State
Operating Loss Carryforwards
Operating loss carryforwards	13
Operating loss carryforwards expiration dates low end of range (in years)	5
Operating loss carryforwards expiration dates high end of range (in years)	10
International
Operating Loss Carryforwards
Operating loss carryforwards	$ 409
Operating loss carryforwards expiration dates low end of range (in years)	1
Operating loss carryforwards expiration dates majority of high end of range (in years)	7